Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	CELLECTIS S.A.
Entity Central Index Key	0001627281
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	45,484,310
Entity Shell Company	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary shares, nominal value €0.05 per share
Security Exchange Name	NASDAQ
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	FR
ICFR Auditor Attestation Flag	true
Entity Address, Address Line One	8, rue de la Croix Jarry
Entity File Number	001-36891
Entity Incorporation, State or Country Code	I0
Entity Address, City or Town	Paris
Entity Address, Postal Zip Code	75013
Document Accounting Standard	International Financial Reporting Standards
No Trading Symbol Flag	true
Auditor Firm ID	1704
Auditor Name	Ernst & Young et Autres
Auditor Location	Courbevoie, France
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	FR
Contact Personnel Name	Marie-Bleuenn Terrier
Entity Address, Address Line One	8, rue de la Croix Jarry
Entity Address, City or Town	Paris
Entity Address, Postal Zip Code	75013
City Area Code	33
Local Phone Number	1 81 69 16 00
Contact Personnel Fax Number	+33 (0)1 81 69 16 06
American Depositary Shares [member]
Document Information [Line Items]
Trading Symbol	CLLS
Title of 12(b) Security	American Depositary Shares, each representing one American Depository Shares, each representing one
Security Exchange Name	NASDAQ